Equity (Deficit) (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Equity [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2022	Ps.	1,029,592,293
Increase in Certificates of Contribution “A” during 2023	166,615,123
Certificates of Contribution “A” as of December 31, 2023	Ps.	1,196,207,416
Increase in Certificates of Contribution “A” during 2024	145,000,000
Certificates of Contribution “A” as of June 30, 2024	Ps.	1,341,207,416

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during the six-month period ended June 30, 2024 totaled Ps.145,000,000 and were designated for the strengthening of Petróleos Mexicanos’ financial position as follows:

Date	Strengthening of financial position
January 12	Ps.	22,479,358
February 12	32,391,756
March 7	13,997,554
March 26	5,857,845
March 26	2,510,505
April 8	5,632,399
May 9	21,321,366
May 9	8,980,400
May 21	27,634,576
June 11	4,194,241
Total	Ps.	145,000,000